Other Non Current Liabilities - Pension Benefits Payments Expected to be Paid by the Company (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Other Liabilities, Noncurrent [Abstract]
December 31, 2012	$ 64
December 31, 2013	89
December 31, 2014	127
December 31, 2015	127
December 31, 2016 - 2021	1,656
Total pension payments	$ 2,063